EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Diluted Earnings Per Common Share

Diluted earnings per common share assumes the exercise of stock options using the treasury stock method.

(Amount in thousands)	Year Ended December 31, 2011
Net income	$127,493
Less: accretion of Class L Shares	171,567

Net loss attributable to common stock	(44,074)
Income attributable to Class L Shares	171,567

Weighted Average Number of Shares Outstanding

	Year Ended December 31,
(Amounts in thousands, except per share amounts)	2013	2012	2011
Earnings (loss) per common share:
Basic Class L			$17.18
Basic common	$1.82	$2.04	$(4.01)
Diluted Class L			$16.48
Diluted common	$1.78	$1.98	$(4.01)
Weighted average number of shares outstanding:
Basic Class L			9,984
Basic common	78,875	61,528	10,989
Dilutive impact of stock options:
Class L shares			424
Common shares	1,443	1,995	—
Diluted Class L shares			10,408
Diluted common shares	80,318	63,523	10,989